Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues		$ 12,733,339	$ 22,028,303	$ 15,466,862
Cost of revenues		(10,872,484)	(18,323,802)	(12,929,580)
Gross profit		1,860,855	3,704,501	2,537,282
Operating expenses
General and administrative expenses		(1,373,695)	(1,047,552)	(625,014)
Selling and marketing expenses		(595,804)	(812,062)	(928,385)
Research and development expenses		(588,108)	(628,350)	(102,880)
Gain from disposal of property and equipment		125,804	193,191
Total operating expenses		(2,431,803)	(2,294,773)	(1,656,279)
Operating (loss)/profit		(570,948)	1,409,728	881,003
Other income/(expenses)
Investment income		2,119	8,402
Impairment loss from equity investment		(60,046)
Interest income/(expenses), net		(102,360)	(79,455)	(81,877)
Others, net		14,557	113,658	54,080
Total other income/(expenses), net		(145,730)	42,605	(27,797)
Income/(loss) before income taxes		(716,678)	1,452,333	853,206
Income tax benefit/(provision)		63,950	(385,958)	(101,540)
Net income/(loss)		(652,728)	1,066,375	751,666
Net income/(loss)		(652,728)	1,066,375	751,666
Other comprehensive income
Foreign currency translation adjustment		(15,524)	(57,722)	(31,726)
Total comprehensive income/(loss) attributable to the Company’s ordinary shareholders		$ (668,252)	$ 1,008,653	$ 719,940
Earnings per ordinary share attributable to ordinary shareholders
Basic (in Dollars per share)	[1]	$ (0.03)	$ 0.05	$ 0.04
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	20,000,000	20,000,000	20,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 (Note 14).